S000075502 [Member] Investment Strategy - S000075502 [Member]	Oct. 31, 2025
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
Under normal market conditions, the Fund invests at least 80% of its net assets (including the amount of any borrowings for investment purposes) in equity securities (including, but not limited to, common stocks, preferred stocks, and securities convertible into common or preferred stocks) of technology and technology-related companies.
For these purposes, technology and technology-related companies in which the Fund invests are companies operating in the information technology, communications services, and consumer discretionary sectors, as well as other related industries, applying a global industry classification standard, or, in the opinion of the Fund’s investment manager, using technology extensively to improve their business processes, applications, and opportunities or seeking to grow through technological developments and innovations. Applying the same principle, technology companies include companies in technology-related industries or sectors, such as the financials, healthcare, media, consumer electronics, semi-conductor, internet commerce and advertising, environmental, aerospace and defense industries and sectors. The Fund may invest in companies of any size. The Fund may invest a significant amount of its assets in smaller companies.  The Fund has a policy of investing at least 25% of its assets in securities of issuers principally engaged in technology and related group of industries.
The Fund may invest in foreign companies indirectly through depositary receipts. Depositary receipts are receipts issued by a bank or trust company reflecting ownership of underlying securities issued by foreign companies.
The Fund’s portfolio managers use extensive in-depth research into specific companies to find those companies that they believe offer significant prospects for future growth. The Fund typically employs a focused portfolio investing style, generally holding between 30 and 50 securities. However, the Fund may at any time hold fewer or more securities than the range noted.
The Fund is non-diversified, which means that it can invest a greater percentage of its assets in the securities of fewer issuers than can a diversified fund.
The Fund’s investment strategy may involve the frequent trading of portfolio securities.